Note 15 - Commitments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Notes Tables
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Remainder of 2017	$3,695,205
2018	6,318,665
2019	4,846,377
2020	2,627,912
2021	667,892
Thereafter	231,105
Total	$18,387,156

Years Ending December 31,
2017	$7,943,370
2018	6,318,665
2019	4,846,377
2020	2,627,912
2021	667,892
Thereafter	231,105
Total	$22,635,322

Schedule of Rent Expense [Table Text Block]
	Three Months Ended June 30,		Six Months Ended June 30,
	2017	2016	2017	2016
Points of Presence	$2,085,930	$2,166,062	$4,192,033	$4,241,720
Corporate offices	94,630	88,651	176,155	237,798
Other	109,148	113,066	206,404	234,555
Total	$2,289,708	$2,367,779	$4,574,592	$4,714,073

	Year Ended December 31,
	2016	2015
Points of Presence	$8,491,235	$8,180,389
Corporate offices	335,713	382,234
Other	552,177	414,618
Total	$9,379,125	$8,977,241

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
Total Capital lease obligation:
Remainder of 2017	$327,014
2018	161,770
Subtotal	488,784
Less: Interest Expense	18,303
Total	$470,481

Total Capital lease obligation:
Current	$470,481
Long-term	-
Total	$470,481

Years Ending December 31,
2017	$837,811
2018	143,796
Sub-Total	981,607
Less: Interest expense	31,895
Total capital lease obligations	$949,712
Current	$791,009
Long-Term	$158,703